Financial Instruments - Schedule of Capital Adequacy Ratio, Core Capital, Total Capital and Risk-Weighted Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Capital adequacy ratio	14.04%	16.76%
Core capital	¥ 157,147	¥ 145,215
Total capital	144,202	132,575
Value at risk	¥ 1,026,786	¥ 790,957